                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                   BNY Mellon
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2010

                    DATE OF REPORTING PERIOD: AUGUST 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      NUMBER OF        MARKET
                                                       SHARES          VALUE
                                                     ------------   -------------
COMMON STOCK--73.4%
AEROSPACE & DEFENSE--2.4%
Honeywell International, Inc. ....................         25,000   $     977,250
United Technologies Corporation ..................         10,000         652,100
                                                                    -------------
                                                                        1,629,350
                                                                    -------------
AIR FREIGHT & LOGISTICS--0.9%
United Parcel Service, Inc., Class B .............         10,000         638,000
                                                                    -------------
BANKS--2.3%
JPMorgan Chase & Company .........................         42,000       1,527,120
                                                                    -------------
BASIC INDUSTRY--3.5%
Dow Chemical Company .............................         25,000         609,250
EI du Pont de Nemours & Company ..................         20,000         815,400
PPG Industries, Inc. .............................         15,000         987,450
                                                                    -------------
                                                                        2,412,100
                                                                    -------------
BEVERAGES--2.2%
Coca-Cola Company ................................         15,000         838,800
PepsiCo, Inc. ....................................         10,000         641,800
                                                                    -------------
                                                                        1,480,600
                                                                    -------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Waste Management, Inc. ...........................         15,000         496,350
                                                                    -------------
COMMUNICATIONS EQUIPMENT--0.6%
QUALCOMM, Inc. ...................................         10,000         383,100
                                                                    -------------
COMPUTERS & PERIPHERALS--2.3%
Hewlett-Packard Company ..........................         35,000       1,346,800
International Business Machines Corporation ......          2,000         246,460
                                                                    -------------
                                                                        1,593,260
                                                                    -------------
ELECTRICAL EQUIPMENT--1.4%
Emerson Electric Company .........................         20,000         933,000
                                                                    -------------
ENERGY--8.3%
Energy Transfer Partners LP (A)  .................         41,500       1,896,135
Enterprise Products Partners LP (A) ..............         20,000         739,400
Exxon Mobil Corporation ..........................         20,000       1,183,200
Occidental Petroleum Corporation .................         20,800       1,520,064
Williams, Inc. ...................................         20,000         362,600
                                                                    -------------
                                                                        5,701,399
                                                                    -------------
FINANCIAL--9.2%
ACE Limited ......................................         20,000       1,069,400
Apollo Investment Corporation ....................         50,000         478,500
Invesco Limited ..................................         30,000         543,000
Lincoln National Corporation .....................         50,000       1,168,000
MetLife, Inc. ....................................         40,000       1,504,000
NYSE Euronext ....................................         25,000         693,500

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                       NUMBER OF       MARKET
                                                         SHARES        VALUE
                                                     ------------   -------------
COMMON STOCK (CONTINUED)
FINANCIAL (CONTINUED)
Newco Star Asia Financial Limited SPV * +
   (B)(C) ........................................         15,000   $      40,050
Solar Capital Limited.............................         33,695         661,761
Star Asia Financial Limited * + (B)(C) ...........         46,169         160,207
                                                                    -------------
                                                                        6,318,418
                                                                    -------------
FOOD & STAPLES RETAILING--1.2%
CVS Caremark Corporation .........................         30,000         810,000
                                                                    -------------
FOOD, BEVERAGE & TOBACCO--2.2%
Altria Group, Inc. ...............................         30,000         669,600
Kraft Foods, Inc., Class A .......................         10,000         299,500
Philip Morris International, Inc. ................         10,000         514,400
                                                                    -------------
                                                                        1,483,500
                                                                    -------------

HEALTHCARE--7.6%
Abbott Laboratories...............................         30,000       1,480,200
Bristol-Myers Squibb Company .....................         55,000       1,434,400
Merck & Company, Inc. ............................         20,000         703,200
Pfizer, Inc. .....................................        100,000       1,593,000
                                                                    -------------
                                                                        5,210,800
                                                                    -------------

INDUSTRIAL CONGLOMERATES--3.8%
3M Company........................................         20,000       1,571,000
General Electric Company .........................         70,000       1,013,600
                                                                    -------------
                                                                        2,584,600
                                                                    -------------
IT SERVICES--0.4%
Paychex, Inc. ....................................         10,000         248,900
                                                                    -------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Mattel, Inc. .....................................         15,000         314,850
                                                                    -------------
MACHINERY--1.9%
Caterpillar, Inc. ................................         20,000       1,303,200
                                                                    -------------
MULTILINE RETAIL--1.5%
JC Penney Company, Inc. ..........................         10,000         200,000
Target Corporation ...............................         16,000         818,560
                                                                    -------------
                                                                        1,018,560
                                                                    -------------
PERSONAL PRODUCTS--2.1%
Avon Products, Inc. ..............................         50,000       1,455,000
                                                                    -------------
REAL ESTATE INVESTMENT TRUSTS--2.8%
Annaly Mortgage Management, Inc. .................         52,900         919,402
MFA Mortgage Investments, Inc. ..................         138,000       1,017,060
                                                                    -------------
                                                                        1,936,462
                                                                    -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.2%
Intel Corporation ................................         30,000         531,600
Microchip Technology, Inc. .......................         35,000         969,150
                                                                    -------------
                                                                        1,500,750
                                                                    -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES/
                                                      PRINCIPAL        MARKET
                                                        AMOUNT         VALUE
                                                     ------------   -------------
COMMON STOCK (CONTINUED)
SOFTWARE--1.0%
Microsoft Corporation ............................         30,000   $     704,400
                                                                    -------------
SPECIALTY RETAIL--2.3%
Limited Brands, Inc. .............................         68,300       1,611,880
                                                                    -------------
TELECOMMUNICATIONS--4.3%
AT&T, Inc. .......................................         45,000       1,216,350
Frontier Communications Corporation ..............        128,600         994,078
Verizon Communications, Inc. .....................         25,000         737,750
                                                                    -------------
                                                                        2,948,178
                                                                    -------------
TRANSPORTATION--1.9%
General Maritime Corporation .....................        105,000         469,350
Nordic American Tanker Shipping ..................         10,000         264,700
Seaspan Corporation ..............................         50,000         561,000
                                                                    -------------
                                                                        1,295,050
                                                                    -------------
UTILITIES--3.2%
Southern Company .................................         60,000       2,201,400
                                                                    -------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Vodafone Group PLC ...............................         20,000         483,600
                                                                    -------------
TOTAL COMMON STOCK (COST $50,610,938) ............                     50,223,827
                                                                    -------------
EXCHANGE TRADED FUND--2.0%
SPDR KBW Bank ....................................         65,000       1,403,350
                                                                    -------------
TOTAL EXCHANGE TRADED FUND (COST $871,731) .......                      1,403,350
                                                                    -------------
PREFERRED STOCK--0.0%
FINANCIAL--0.0%
Solar Cayman Limited *+ (B) ......................         80,000          26,400
                                                                    -------------
TOTAL PREFERRED STOCK (COST $604,763) ............                         26,400
                                                                    -------------
CORPORATE NOTES/BONDS--52.8%
AEROSPACE & DEFENSE--0.7%
DynCorp International, Inc. +
   10.375%, 07/01/17 .............................   $    500,000         500,000
                                                                    -------------
BANKS--0.7%
PHH Corporation +
   9.250%, 03/01/16 ..............................        500,000         508,125
                                                                    -------------
BASIC INDUSTRY--4.4%
Aquilex Holdings LLC +
   11.125%, 12/15/16 .............................        500,000         496,875
Cascades, Inc.
   7.750%, 12/15/17 ..............................        500,000         517,500
H&E Equipment Services, Inc.
   8.375%, 07/15/16 ..............................        675,000         664,875
United Rentals North America, Inc.
   10.875%, 06/15/16 .............................        270,000         301,050

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                     ------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)
BASIC INDUSTRY (CONTINUED)
WireCo WorldGroup +
   9.500%, 05/15/17 ..............................   $  1,000,000   $   1,012,500
                                                                    -------------
                                                                        2,992,800
                                                                    -------------
BUILDING MATERIALS--1.2%
Gibraltar Industries, Inc.
   8.000%, 12/01/15 ..............................        840,000         808,500
                                                                    -------------
CABLE TELEVISION--3.5%
Cequel Communications Holdings I LLC and
   Cequel Capital Corporation +
   8.625%, 11/15/17 ..............................      1,000,000       1,025,000
CSC Holdings, Inc.
   7.875%, 02/15/18 ..............................        550,000         594,000
Mediacom Broadband LLC
   8.500%, 10/15/15 ..............................        750,000         748,125
                                                                    -------------
                                                                        2,367,125
                                                                    -------------
CONSTRUCTION MATERIALS--1.2%
Headwaters, Inc.
   11.375%, 11/01/14 .............................        750,000         795,000
                                                                    -------------
CONSUMER FINANCE--1.1%
Credit Acceptance Corporation +
   9.125%, 02/01/17 ..............................        740,000         770,525
                                                                    -------------
CONSUMER STAPLES--0.5%
Dean Foods Company
   7.000%, 06/01/16 ..............................        300,000         282,750
Regal Entertainment Group
   9.125%, 08/15/18 ..............................         95,000          97,850
                                                                    -------------
                                                                          380,600
                                                                    -------------
ELECTRICAL EQUIPMENT--0.7%
Belden, Inc.
   7.000%, 03/15/17 ..............................        500,000         505,000
                                                                    -------------
ENERGY--4.8%
Concho Resources, Inc.
   8.625%, 10/01/17 ..............................        500,000         525,000
Copano Energy LLC
   8.125%, 03/01/16 ..............................        435,000         441,525
Crosstex Energy LP
   8.875%, 02/15/18 ..............................        275,000         285,313
Linn Energy LLC
   9.875%, 07/01/18 ..............................        185,000         203,500
Niska Gas Storage US LLC +
   8.875%, 03/15/18 ..............................        500,000         528,750
Plains Exploration & Production Company
   7.625%, 06/01/18 ..............................        500,000         509,375

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                         ----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
ENERGY (CONTINUED)
Range Resources Corporation
   7.500%, 05/15/16 ..................................   $  750,000   $   783,750
                                                                      -----------
                                                                        3,277,213
                                                                      -----------
FINANCIAL--1.1%
Penson Worldwide, Inc. +
   12.500%, 05/15/17 .................................      750,000       744,375
                                                                      -----------
FIREARMS AND AMMUNITION--0.8%
Colt Defense LLC +
   8.750%, 11/15/17 ..................................      750,000       538,125
                                                                      -----------
GAMING--2.2%
MTR Gaming Group, Inc.
   9.000%, 06/01/12 ..................................      700,000       619,500
Seneca Gaming Corporation
   7.250%, 05/01/12 ..................................      500,000       488,750
Yonkers Racing Corporation +
   11.375%, 07/15/16 .................................      360,000       388,800
                                                                      -----------
                                                                        1,497,050
                                                                      -----------
HEALTH CARE PROVIDERS & SERVICES--0.3%
Health Net, Inc.
   6.375%, 06/01/17 ..................................      250,000       243,125
                                                                      -----------
HOUSEHOLD PRODUCTS--0.4%
Spectrum Brands Holdings, Inc. +
   9.500%, 06/15/18 ..................................      240,000       252,900
                                                                      -----------
INTERNET SOFTWARE & SERVICES--0.8%
Equinix, Inc.
   8.125%, 03/01/18 ..................................      500,000       525,000
                                                                      -----------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Patheon, Inc. +
   8.625%, 04/15/17 ..................................    1,000,000     1,001,250
                                                                      -----------
MACHINERY--1.2%
Cleaver-Brooks, Inc. +
   12.250%, 05/01/16 .................................      600,000       620,250
Trimas Corporation +
   9.750%, 12/15/17 ..................................      170,000       176,375
                                                                      -----------
                                                                          796,625
                                                                      -----------
METALS & MINING--1.5%
Cloud Peak Energy Resources LLC +
   8.500%, 12/15/19 ..................................    1,000,000     1,043,750
                                                                      -----------
MORTGAGE BANKS--0.7%
Provident Funding Associates +
   10.250%, 04/15/17 .................................      500,000       511,250
                                                                      -----------

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                          PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                         ----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
OIL & FIELD SERVICES--3.8%
Cie Generale de Geophysique
   7.750%, 05/15/17 ..................................   $  500,000   $   498,750
Complete Production Services, Inc.
   8.000%, 12/15/16 ..................................      780,000       793,650
Hornbeck Offshore Services, Inc.
   8.000%, 09/01/17 ..................................      900,000       850,500
Offshore Group Investments Limited +
   11.500%, 08/01/15 .................................      500,000       501,250
                                                                      -----------
                                                                        2,644,150
                                                                      -----------
OIL REFINING AND MARKETING--0.8%
Coffeyville Resources LLC +
   10.875%, 04/01/17 .................................      200,000       203,500
   9.000%, 04/01/15 ..................................      300,000       309,750
                                                                      -----------
                                                                          513,250
                                                                      -----------
PAPER & FOREST PRODUCTS--4.5%
Appleton Papers, Inc. +
   10.500%, 06/15/15 .................................    1,000,000       932,500
P H Glatfelter
   7.125%, 05/01/16 ..................................      940,000       950,575
PE Paper Escrow +
   12.000%, 08/01/14 .................................      250,000       282,633
U.S. Corrugated (B)
   10.000%, 06/01/13 .................................    1,000,000       880,000
                                                                      -----------
                                                                        3,045,708
                                                                      -----------
REAL ESTATE--1.1%
Cedar Fair LP +
   9.125%, 08/01/18 ..................................      750,000       766,875
                                                                      -----------
RETAIL--1.5%
Couche-Tard US LP
   7.500%, 12/15/13 ..................................      500,000       510,625
Susser Holdings LLC +
   8.500%, 05/15/16 ..................................      500,000       515,000
                                                                      -----------
                                                                        1,025,625
                                                                      -----------
SERVICES--1.7%
KAR Holdings, Inc.
   8.750%, 05/01/14 ..................................      770,000       795,025
Mobile Mini, Inc.
   9.750%, 08/01/14 ..................................      350,000       364,438
                                                                      -----------
                                                                        1,159,463
                                                                      -----------
TELECOMMUNICATIONS--2.9%
Cincinnati Bell, Inc.
   8.750%, 03/15/18 ..................................    1,000,000       960,000

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT/
                                                          NUMBER OF
                                                           SHARES/
                                                           WRITTEN       MARKET
                                                          CONTRACTS      VALUE
                                                         ----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Hughes Network Systems LLC
   9.500%, 04/15/14 ..................................   $1,000,000   $ 1,037,500
                                                                      -----------
                                                                        1,997,500
                                                                      -----------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Aircastle Limited +
   9.750%, 08/01/18 ..................................      500,000       508,750
                                                                      -----------
TRANSPORTATION--1.7%
American Petroleum Tankers LLC +
   10.250%, 05/01/15 .................................      750,000       763,125
Marquette Transportation Company +
   10.875%, 01/15/17 .................................      400,000       407,000
                                                                      -----------
                                                                        1,170,125
                                                                      -----------
UTILITIES--4.8%
Edison Mission Energy
   7.000%, 05/15/17 ..................................      650,000       446,875
Elwood Energy LLC
   8.159%, 07/05/26 ..................................      799,396       739,441
Ferrellgas Partners LP
   9.125%, 10/01/17 ..................................      100,000       107,500
   6.750%, 05/01/14 ..................................      400,000       404,000
North American Energy Alliance LLC +
   10.875%, 06/01/16 .................................      400,000       434,000
Sierra Pacific Resources
   8.625%, 03/15/14 ..................................      750,000       775,312
Southern Star Central Corporation
   6.750%, 03/01/16 ..................................      350,000       354,375
                                                                      -----------
                                                                        3,261,503
                                                                      -----------
TOTAL CORPORATE NOTES/BONDS (COST $36,420,734) .......                 36,151,287
                                                                      -----------
CASH EQUIVALENT--0.4%
Wells Fargo Advantage Cash Investment
   Money Market Fund, Class I, 0.210% (D) ............      241,350       241,350
                                                                      -----------
TOTAL CASH EQUIVALENT (COST $241,350) ................                    241,350
                                                                      -----------
TOTAL INVESTMENTS - 128.6% (COST $88,749,516) ** .....                $88,046,214
                                                                      -----------
COVERED CALL OPTIONS WRITTEN--(0.1)%
3M Company, Expires: 09/18/10, Strike Price: $85 .....         (200)       (2,400)
Annaly Capital Management, Inc., Expires:
   09/18/10, Strike Price: $18 .......................         (300)       (2,100)
Bristol-Myers Squibb, Expires: 09/18/10, Strike
   Price: $27 ........................................         (500)       (8,000)

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                           WRITTEN       MARKET
                                                          CONTRACTS       VALUE
                                                         ----------   ------------
COVERED CALL OPTIONS WRITTEN (CONTINUED)
Caterpillar, Inc., Expires: 09/18/10, Strike Price:
   $70 ...............................................         (200)  $     (6,800)
Du Pont, Expires: 09/18/10, Strike Price: $42 ........         (100)        (4,700)
Emerson Electric Company, Expires: 09/18/10,
   Strike Price: $55 .................................         (200)        (1,000)
Hewlett-Packard Company, Expires: 09/18/10,
   Strike Price: $43 .................................          (59)          (413)
Limited Brands, Inc., Expires: 09/18/10, Strike
   Price: $27 ........................................         (200)        (2,000)
Mattel, Inc., Expires: 09/18/10, Strike Price:
   $23 ...............................................         (150)          (600)
Microchip Technology, Inc., Expires: 09/18/10,
   Strike Price: $30 .................................         (150)        (1,500)
S&P 500 Index, Expires: 09/18/10, Strike Price:
   $1,120 ............................................         (300)       (36,000)
Southern Company, Expires: 09/18/10, Strike
   Price: $36 ........................................         (300)       (24,000)
                                                                      ------------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $293,570) ......................                     (89,513)
                                                                      ------------
OTHER LIABILITIES IN EXCESS OF ASSETS--(28.5)% +++ ...                 (19,505,336)
                                                                      ------------
NET ASSETS--100.0% ...................................                $ 68,451,365
                                                                      ============

*    NON-INCOME PRODUCING SECURITY.

+ SECURITIES ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. AT AUGUST 31, 2010, THESE SECURITIES AMOUNTED TO $15,969,890, OR 23.3% OF NET ASSETS.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT AUGUST 31, 2010, THESE SECURITIES AMOUNTED TO $2,635,535 OR 3.9% OF NET ASSETS.

(B) SECURITIES FAIR VALUED IN ACCORDANCE WITH THE FAIR VALUE PROCEDURES, AT AUGUST 31, 2010 THESE SECURITIES AMOUNTED TO $1,106,657 OR 1.6% OF NET ASSETS.

(C) SECURITY IS ILLIQUID. THE TOTAL VALUE OF ILLIQUID SECURITIES AS OF AUGUST 31, 2010 WAS $200,257 OR 0.3% OF NET ASSETS.

(D)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF AUGUST 31, 2010.

LLC  LIMITED LIABILITY COMPANY
LP   LIMITED PARTNERSHIP
PLC  PUBLIC LIMITED COMPANY
SPDR STANDARD & POOR'S DEPOSITARY RECEIPT
SPV  SPECIAL PURPOSE VEHICLE

** AT AUGUST 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $88,749,516, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,696,277 AND $(7,399,579), RESPECTIVELY.

+++ AS OF AUGUST 31, 2010, THE FUND HAD $20 MILLION IN BORROWINGS OUTSTANDING PURSUANT TO A $25 MILLION LINE OF CREDIT WITH A BANK. BORROWINGS UNDER THE LINE OF CREDIT ARE SECURED BY A PERFECTED SECURITY INTEREST ON ALL OF THE FUND'S ASSETS. THE LINE OF CREDIT BEARS A VARIABLE INTEREST RATE EQUAL TO THE 1-MONTH LIBOR MARKET INDEX RATE PLUS 0.90% PER ANNUM AND THERE IS A 0.10% PER ANNUM COMMITMENT FEE ON THE UNUSED BALANCE.

CHARTWELL DIVIDEND & INCOME FUND, INC.                           AUGUST 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

THE FOLLOWING TABLE SETS FORTH INFORMATION ABOUT THE LEVEL OF THE FUND'S INVESTMENTS IN ACCORDANCE WITH ASC 820 AT AUGUST 31, 2010:

                                    LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
                                  -----------   -----------   ----------    -----------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $50,023,570   $        --   $  200,257(1) $50,223,827
   EXCHANGE TRADED FUND             1,403,350            --           --      1,403,350
   PREFERRED STOCK                         --            --       26,400(1)      26,400
   CORPORATE NOTES/BONDS                   --    35,271,287      880,000(2)  36,151,287
   CASH EQUIVALENT                         --       241,350           --        241,350
                                  -----------   -----------   ----------    -----------
TOTAL INVESTMENTS IN SECURITIES   $51,426,920   $35,512,637   $1,106,657    $88,046,214
                                  ===========   ===========   ==========    ===========

                                    LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
                                  -----------   -----------   ----------    -----------
LIABILITIES
   WRITTEN OPTIONS                $   (89,513)  $        --   $       --    $   (89,513)
                                  -----------   -----------   ----------    -----------
TOTAL LIABILITIES                 $   (89,513)  $        --   $       --    $   (89,513)
                                  ===========   ===========   ==========    ===========

(1)  CLASSIFIED AS FINANCIAL.

(2)  CLASSIFIED AS PAPER & FOREST PRODUCTS

THERE HAVE BEEN NO SIGNIFICANT TRANSFERS BETWEEN THE LEVELS.

THE FOLLOWING IS A RECONCILIATION OF THE INVESTMENTS IN WHICH SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) WERE USED IN DETERMINING VALUE:

                                                    COMMON     CORPORATE    PREFERRED
                                                     STOCK    NOTES/BONDS     STOCK        TOTAL
                                                   --------   -----------   ---------   ----------
BEGINNING BALANCE AS OF 05/31/10                   $146,475     $900,000     $26,400    $1,072,875
REALIZED GAIN (LOSS)                                     --           --          --            --
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     53,782      (20,000)         --        33,782
NET PURCHASES                                            --           --          --            --
NET SALES                                                --           --          --            --
NET TRANSFERS INTO LEVEL 3                               --           --          --            --
NET TRANSFERS OUT OF LEVEL 3                             --           --          --            --
                                                   --------     --------     -------    ----------
ENDING BALANCE AS OF 08/31/10                      $200,257     $880,000     $26,400    $1,106,657
                                                   ========     ========     =======    ==========

SUBSEQUENT EVENT

IN ACCORDANCE WITH THE PROVISIONS SET FORTH IN FASB STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ASC 855 "SUBSEQUENT EVENTS," MANAGEMENT HAS DETERMINED THAT NO MATERIAL EVENTS OR TRANSACTIONS OCCURRED SUBSEQUENT TO AUGUST 31, 2010, THAT WOULD REQUIRE ADDITIONAL DISCLOSURE IN THE FUND'S SCHEDULE OF INVESTMENTS.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 1 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date October 20, 2010


By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)

Date October 20, 2010

* Print the name and title of each signing officer under his or her signature.